Employee Benefit Plans (Details) - Schedule of changes in benefit obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In Benefit Obligations Abstract
Benefit obligation at beginning of year
Addition due to Business Combinations	3,567
Service cost	11
Interest cost	27
Net actuarial (gain) loss	(917)
Net benefits paid	(71)
Benefit obligation at end of year	$ 2,617